Investment Objectives and Goals	Dec. 31, 2025
MML Focused Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Focused Equity Fund
MML VIP Loomis Sayles Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML VIP Loomis Sayles Large Cap Growth Fund